Share-Based Compensation Restricted Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Restricted Stock, Target Awards, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Award Based on Level of Performance Attained, Current Expected	200.00%
Unvested, end of period	323,275
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 5.0
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 5 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Award Based on Level of Performance Attained, Maximum	200.00%
Percentage of Award Based on Level of Performance Attained, Minimum	0.00%
Percentage of Performance Based Awards Reflected	100.00%
Unvested, beginning of period	862,675
Granted	461,338		410,250		455,958
Vested	(379,843)		(495,368)		(420,596)
Forfeited	(66,610)
Unvested, end of period	877,560	[1]	862,675
Unvested, Weighted Average Grant Date Fair Value, beginning of period	$ 58.66
Weighted Average Grant Date Fair Value, Granted	$ 71.60
Weighted Average Grant Date Fair Value, Vested	$ 43.69
Weighted Average Grant Date Fair Value, Forfeited	$ 66.42
Unvested, Weighted Average Grant Date Fair Value, end of period	$ 71.35	[1]	$ 58.66
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	43.9
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 6 months
Aggregate fair value of vested restricted stock	$ 26.6		$ 33.6		$ 28.0
Restricted Stock, Non-Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Granted	11,925	[2]	20,700	[2]	20,155	[2]
Restricted Stock, Fiscal 2010 Target Awards, Issued and Vested in 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Awarded Based on Performance Level Achieved	150.00%
Restricted Stock, Attainment of Performance Conditio in Excess of Target [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	120,293	[3]	0		173,028	[3]
Restricted Stock, Service Condition and Cash Flow to Equity Ratio Performance Condition at Target [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	314,120	[4]	389,550	[4]	262,775	[4]
Restricted Stock, Target Awards, Issued, Not Yet Vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Issued	100,000		100,000
Restricted Stock Target Awards Potentially Issuable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	800,000
Restricted Stock, Target Awards, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Award Based on Level of Performance Attained, Current Expected	100.00%
Unvested, end of period	225,000
Restricted Stock, Fiscal 2008 and 2009 Target Awards, Issued or Issued and Vested in 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Awarded Based on Performance Level Achieved					150.00%
Restricted Stock, Target Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Restricted Stock, Target Awards, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Award Based on Level of Performance Attained, Current Expected	200.00%
Unvested, end of period	302,360
Restricted Stock with Service Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Granted	15,000	[5]	0		0

[1]	Target awards, net of subsequent forfeitures, granted in fiscal 2013, 2012 and 2011 of 302,360, 323,275 and 225,000 shares, respectively, may be increased to 200% of the target or decreased to zero, subject to the level of performance attained. The awards are reflected in the table at the target award amount of 100%. Based on current facts and assumptions we are forecasting the performance of the fiscal 2013, fiscal 2012 and fiscal 2011 grants to be attained at approximately 200%, 200% and 100% of target, respectively. However, it is possible that the performance attained may vary.
[2]	Non-employee director grants vest over one year and are deemed issued on the grant date and have voting and dividend rights. Also includes converted restricted stock units held by the Smurfit-Stone directors who served on the RockTenn board of directors in fiscal 2011.
[3]	Shares issued in fiscal 2013 for the fiscal 2010 Cash Flow to Equity Ratio were at 150% of target. Shares issued in fiscal 2011 for the fiscal 2009 Cash Flow to Equity Ratio, the fiscal 2008 Annual Average Return over Capital Costs and the fiscal 2008 Total Shareholder Return were each at 150% of target.
[4]	These employee grants vest over approximately three years and have adjustable ranges from 0-200% of target subject to the level of performance attained in the respective award agreement.
[5]	These shares vest over four years.